                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                --------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

  This Amendment (Check only one.):       [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   AW Asset Management, LLC
                        -----------------------------------
Address:                535 Madison Avenue, 26th Floor
                        -----------------------------------
                        New York, NY 10022
                        -----------------------------------

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Arthur  Wrubel
                        -----------------------------------
Title:                  President & Chief Executive Officer
                        -----------------------------------
Phone:                  212-421-7560
                        -----------------------------------

Signature, Place, and Date of Signing:

/s/ Arthur Wrubel                 New York, NY                  May 7, 2004
-------------------            -------------------          --------------------
    [Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


      13F File Number                    Name

      28-
         ------------                    ---------------------------------------

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                             ------------
Form 13F Information Table Entry Total:           32
                                             ------------
Form 13F Information Table Value Total:      $214,362,943
                                             ------------


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.                    13F File Number                    Name



         No.                    13F File Number                    Name

                             13F INFORMATION TABLE
                                 MARCH 31, 2004

               COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4             COLUMN 5                    COLUMN 6
---------------------------------------------------------------------------------------------------------------------------
                                       TITLE OF                               SHARES OR             PUT/      INVESTMENT
            NAME OF ISSUER              CLASS       CUSIP     VALUE (000)      PRN AMT     SH/PRN   CALL      DISCRETION
---------------------------------------------------------------------------------------------------------------------------
 1   ALEXANDER'S INC.                   COMMON    014752109     14,752           92,200      SH              SHARED-DEFINED
 2   AMERICAN HOME MTG INVT CORP.       COMMON    02660R107      4,337          150,600      SH              SHARED-DEFINED
 3   ARCHSTONE-SMITH TRUST              COMMON    039583109     12,562          425,700      SH              SHARED-DEFINED
 4   ATLANTIC REALTY TRUST              COMMON    048798102      1,795          101,818      SH              SHARED-DEFINED
 5   AVALONBAY COMMUNITIES INC.         COMMON    053484101      6,087          113,600      SH              SHARED-DEFINED
 6   CAPITAL LEASE FUNDING INC.         COMMON    140288101      4,924          384,100      SH              SHARED-DEFINED
 7   CAVCO INDUSTRIES INC.              COMMON    149568107     11,172          303,174      SH              SHARED-DEFINED
 8   CORRECTIONS CORP OF AMERICA        COMMON    22025Y407     35,518          997,700      SH              SHARED-DEFINED
 9   COSTAR GROUP INC.                  COMMON    22160N109        617           16,726      SH              SHARED-DEFINED
10   DIXIE GROUP INC.                   COMMON    255519100     11,639        1,063,920      SH              SHARED-DEFINED
11   HRPT PROPERTIES TRUST              COMMON    40426W101      2,878          254,700      SH              SHARED-DEFINED
12   INTERNET CAPITAL GROUP INC.        COMMON    46059C106        600        1,500,000      SH              SHARED-DEFINED
13   INTERSTATE HOTELS & RESORTS        COMMON    46088S106      9,744        1,651,510      SH              SHARED-DEFINED
14   INTRAWEST CORPORATION              COMMON    460915200     18,592        1,093,000      SH              SHARED-DEFINED
15   ISTAR FINANCIAL INC.               COMMON    45031U101     10,643          251,602      SH              SHARED-DEFINED
16   LUMINENT MORTGAGE CAPITAL INC.     COMMON    550278303        425           30,000      SH              SHARED-DEFINED
17   MEDICAL PROPERTIES TRUST INC.      COMMON    58463J106      1,000          100,000      SH              SHARED-DEFINED
18   MERISTAR HOSPITALITY CORP.         COMMON    58984Y103      4,274          615,000      SH              SHARED-DEFINED
19   METROPOLIS REALTY HOLDINGS LLC     COMMON    591728100          0           43,000      SH              SHARED-DEFINED
20   MFA MORTGAGE INVESTMENTS INC.      COMMON    55272X102      1,736          171,870      SH              SHARED-DEFINED
21   MI DEVELOPMENTS INC.               COMMON    55304X104      2,523           90,100      SH              SHARED-DEFINED
22   NEW CENTURY FINANCIAL CORP.        COMMON    64352D101      3,885           80,000      SH              SHARED-DEFINED
23   ONE LIBERTY PROPERTIES INC.        COMMON    682406103      2,907          128,900      SH              SHARED-DEFINED
24   POST PROPERTIES INC.               COMMON    737464107     16,108          559,300      SH              SHARED-DEFINED
25   REDWOOD TRUST INC.                 COMMON    758075402      6,261          100,700      SH              SHARED-DEFINED
26   ST. JOE COMPANY                    COMMON    790148100     10,258          252,100      SH              SHARED-DEFINED
27   SHURGARD STORAGE CENTERS INC.      COMMON    82567D104      2,693           67,500      SH              SHARED-DEFINED
28   SUNTERRA CORP.                     COMMON    86787D208        677           50,000      SH              SHARED-DEFINED
29   TAUBMAN CENTERS INC.               COMMON    876664103      5,671          225,300      SH              SHARED-DEFINED
30   TECHTEAM GLOBAL INC.               COMMON    878311109      4,060          555,380      SH              SHARED-DEFINED
31   US RESTAURANT PROPERTIES INC.      COMMON    902971100      3,280          175,000      SH              SHARED-DEFINED
32   VAIL RESORTS, INC.                 COMMON    91879Q109      2,747          174,300      SH              SHARED-DEFINED

               COLUMN 1              COLUMN 7       COLUMN 8
--------------------------------------------------------------------------------
                                                VOTING AUTHORITY
                                      OTHER     ----------------
            NAME OF ISSUER           MANAGERS         SOLE        SHARED   NONE
--------------------------------------------------------------------------------
 1   ALEXANDER'S INC.                  NONE               92,200
 2   AMERICAN HOME MTG INVT CORP.      NONE              150,600
 3   ARCHSTONE-SMITH TRUST             NONE              425,700
 4   ATLANTIC REALTY TRUST             NONE              101,818
 5   AVALONBAY COMMUNITIES INC.        NONE              113,600
 6   CAPITAL LEASE FUNDING INC.        NONE              384,100
 7   CAVCO INDUSTRIES INC.             NONE              303,174
 8   CORRECTIONS CORP OF AMERICA       NONE              720,600
 9   COSTAR GROUP INC.                 NONE               16,726
10   DIXIE GROUP INC.                  NONE            1,063,920
11   HRPT PROPERTIES TRUST             NONE              254,700
12   INTERNET CAPITAL GROUP INC.       NONE            1,500,000
13   INTERSTATE HOTELS & RESORTS       NONE            1,651,510
14   INTRAWEST CORPORATION             NONE            1,093,000
15   ISTAR FINANCIAL INC.              NONE              251,602
16   LUMINENT MORTGAGE CAPITAL INC.    NONE               30,000
17   MEDICAL PROPERTIES TRUST INC.     NONE              100,000
18   MERISTAR HOSPITALITY CORP.        NONE              615,000
19   METROPOLIS REALTY HOLDINGS LLC    NONE               43,000
20   MFA MORTGAGE INVESTMENTS INC.     NONE              171,870
21   MI DEVELOPMENTS INC.              NONE               90,100
22   NEW CENTURY FINANCIAL CORP.       NONE               80,000
23   ONE LIBERTY PROPERTIES INC.       NONE              128,900
24   POST PROPERTIES INC.              NONE              559,300
25   REDWOOD TRUST INC.                NONE              100,700
26   ST. JOE COMPANY                   NONE              252,100
27   SHURGARD STORAGE CENTERS INC.     NONE               67,500
28   SUNTERRA CORP.                    NONE               50,000
29   TAUBMAN CENTERS INC.              NONE              225,300
30   TECHTEAM GLOBAL INC.              NONE              555,380
31   US RESTAURANT PROPERTIES INC.     NONE              175,000
32   VAIL RESORTS, INC.                NONE              174,300